Retirement Plans and Postretirement Costs (Details 6) - USD ($) $ in Thousands	Jun. 30, 2017	Jun. 30, 2016
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 112,524	$ 104,460
Cash and Cash Equivalents
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	7,233	36,706
Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	48,042	44,702
Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	64,482	59,758
Level 2 | Cash and Cash Equivalents
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	7,233	36,706
Equity investments | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	1,008	1,714
Equity investments | Small Cap | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	1,008	1,714
Equity investments | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	12,414	12,341
Equity investments | Mid Cap | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	12,414	12,341
Equity investments | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	19,961	18,678
Equity investments | Large Cap | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	19,961	18,678
Equity investments | International
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	8,941	7,132
Equity investments | International | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	8,941	7,132
Fixed Income Funds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	62,967	27,889
Fixed Income Funds | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	5,718	4,837
Fixed Income Funds | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 57,249	$ 23,052